Loans and financing (Details 2) R$ in Thousands	Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Nominal value of loan	R$ 3,770,946
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Nominal value of loan	1,267,237
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Nominal value of loan	200,857
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Nominal value of loan	726,402
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Nominal value of loan	726,402
Later Than Five Years And Not Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Nominal value of loan	687,548
Later Than Six Years And Not Later Than Seven Years [Member]
IfrsStatementLineItems [Line Items]
Nominal value of loan	55,714
Later Than Seven Years And Not Later Than Eight Years [Member]
IfrsStatementLineItems [Line Items]
Nominal value of loan	55,714
Later Than Eight Years And Not Later Than Nine Years [Member]
IfrsStatementLineItems [Line Items]
Nominal value of loan	R$ 51,072